AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.6%
Information Technology – 14.7%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	652	$189,067
Cisco Systems, Inc.	10,013	499,749
F5, Inc.(a)	147	27,870
Juniper Networks, Inc.	789	29,240
Motorola Solutions, Inc.	409	145,187
Nokia Oyj	13,145	46,640
Telefonaktiebolaget LM Ericsson - Class B	7,218	38,819

		976,572

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	1,475	170,141
Azbil Corp.	299	8,272
CDW Corp./DE	330	84,407
Corning, Inc.	1,998	65,854
Halma PLC	936	27,949
Hamamatsu Photonics KK	349	12,304
Hexagon AB - Class B	5,118	60,499
Hirose Electric Co., Ltd.	89	9,146
Ibiden Co., Ltd.	241	10,794
Jabil, Inc.	314	42,060
Keyence Corp.	524	243,273
Keysight Technologies, Inc.(a)	432	67,556
Kyocera Corp.	3,136	42,057
Murata Manufacturing Co., Ltd.	4,251	79,504
Omron Corp.	453	16,221
Shimadzu Corp.	578	16,100
TDK Corp.	962	47,242
TE Connectivity Ltd.	763	110,818
Teledyne Technologies, Inc.(a)	116	49,801
Trimble, Inc.(a)	613	39,453
Yaskawa Electric Corp.	607	25,843
Yokogawa Electric Corp.	534	12,298
Zebra Technologies Corp. - Class A(a)	127	38,283

		1,279,875

IT Services – 0.8%
Accenture PLC - Class A	1,545	535,513
Akamai Technologies, Inc.(a)	372	40,459
Bechtle AG	202	10,677
Capgemini SE	383	88,132
CGI, Inc.(a)	508	56,045
Cognizant Technology Solutions Corp. - Class A	1,236	90,586
EPAM Systems, Inc.(a)	142	39,215
Fujitsu Ltd.	4,510	72,178
Gartner, Inc.(a)	192	91,521
GoDaddy, Inc. - Class A(a)	330	39,164
International Business Machines Corp.	2,250	429,660
MongoDB, Inc.(a) (b)	178	63,838
NEC Corp.	609	44,460
Nomura Research Institute Ltd.	954	26,949
NTT Data Group Corp.	1,522	24,197
Obic Co., Ltd.	221	33,382
Okta, Inc.(a)	390	40,802

Company	Shares	U.S. $ Value

Otsuka Corp.	660	$14,004
SCSK Corp.	392	7,286
Shopify, Inc. - Class A(a)	2,972	229,282
Snowflake, Inc. - Class A(a)	690	111,504
TIS, Inc.	494	10,599
Twilio, Inc. - Class A(a)	424	25,928
VeriSign, Inc.(a)	227	43,019
Wix.com Ltd.(a)	134	18,422

		2,186,822

Semiconductors & Semiconductor Equipment – 5.1%
Advanced Micro Devices, Inc.(a)	3,981	718,531
Advantest Corp.	1,908	84,759
Analog Devices, Inc.	1,223	241,897
Applied Materials, Inc.	2,048	422,359
ASM International NV	116	71,039
ASML Holding NV	993	962,675
BE Semiconductor Industries NV	190	29,104
Broadcom, Inc.	1,098	1,455,300
Disco Corp.	268	97,963
Enphase Energy, Inc.(a)	337	40,770
Entegris, Inc.	370	52,000
First Solar, Inc.(a)	250	42,200
Infineon Technologies AG	3,220	109,498
Intel Corp.	10,389	458,882
KLA Corp.	335	234,021
Lam Research Corp.	325	315,760
Lasertec Corp.	171	48,740
Lattice Semiconductor Corp.(a)	340	26,598
Marvell Technology, Inc.	2,131	151,045
Microchip Technology, Inc.	1,334	119,673
Micron Technology, Inc.	2,721	320,779
Monolithic Power Systems, Inc.	118	79,936
NVIDIA Corp.	6,087	5,499,970
NXP Semiconductors NV	635	157,334
ON Semiconductor Corp.(a)	1,062	78,110
Qorvo, Inc.(a)	240	27,559
QUALCOMM, Inc.	2,755	466,422
Renesas Electronics Corp.	3,617	64,457
Rohm Co., Ltd.	816	13,088
SCREEN Holdings Co., Ltd.	200	25,931
Skyworks Solutions, Inc.	394	42,678
STMicroelectronics NV	1,685	72,519
SUMCO Corp.	834	13,186
Teradyne, Inc.	377	42,537
Texas Instruments, Inc.	2,238	389,882
Tokyo Electron Ltd.	1,190	309,934

		13,287,136

Software – 5.2%
Adobe, Inc.(a)	1,114	562,124
ANSYS, Inc.(a)	214	74,292
AppLovin Corp. - Class A(a)	391	27,065
Aspen Technology, Inc.(a)	71	15,143
Atlassian Corp., Ltd. - Class A(a)	382	74,532

Company	Shares	U.S. $ Value

Autodesk, Inc.(a)	527	$137,241
Bentley Systems, Inc. - Class B	526	27,468
BILL Holdings, Inc.(a)	237	16,287
Cadence Design Systems, Inc.(a)	671	208,869
Check Point Software Technologies Ltd.(a)	231	37,886
Cloudflare, Inc. - Class A(a)	730	70,686
Coinbase Global, Inc. - Class A(a)	428	113,471
Confluent, Inc. - Class A(a)	464	14,161
Constellation Software, Inc./Canada	50	136,577
Crowdstrike Holdings, Inc. - Class A(a)	561	179,851
CyberArk Software Ltd.(a)	103	27,360
Dassault Systemes SE	1,647	72,908
Datadog, Inc. - Class A(a)	673	83,183
Descartes Systems Group, Inc. (The)(a)	210	19,209
DocuSign, Inc.(a)	503	29,954
Dropbox, Inc. - Class A(a)	632	15,358
Fair Isaac Corp.(a)	61	76,226
Fortinet, Inc.(a)	1,609	109,911
Gen Digital, Inc.	1,421	31,830
HubSpot, Inc.(a)	118	73,934
Intuit, Inc.	690	448,500
Manhattan Associates, Inc.(a)	152	38,035
Microsoft Corp.	17,399	7,320,107
Monday.com Ltd.(a)	71	16,037
Nemetschek SE	142	14,056
Nice Ltd.(a)	156	40,598
Open Text Corp.	669	25,959
Oracle Corp.	4,064	510,479
Oracle Corp. Japan	142	10,679
Palantir Technologies, Inc. - Class A(a)	4,592	105,662
Palo Alto Networks, Inc.(a)	777	220,769
PTC, Inc.(a)	294	55,548
Roper Technologies, Inc.	263	147,501
Sage Group PLC (The)	2,514	40,179
Salesforce, Inc.	2,385	718,314
Samsara, Inc. - Class A(a)	424	16,023
SAP SE	2,573	501,012
ServiceNow, Inc.(a)	505	385,012
Synopsys, Inc.(a)	375	214,313
Temenos AG (REG)	158	11,302
Trend Micro, Inc./Japan	289	14,677
Tyler Technologies, Inc.(a)	104	44,201
UiPath, Inc. - Class A(a)	954	21,627
Unity Software, Inc.(a)	609	16,260
WiseTech Global Ltd.(b)	411	25,138
Workday, Inc. - Class A(a)	515	140,466
Xero Ltd.(a)	355	30,824
Zoom Video Communications, Inc. - Class A(a)	604	39,483
Zscaler, Inc.(a)	219	42,186

		13,450,473

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	36,195	$6,206,718
Brother Industries Ltd.	585	10,849
Canon, Inc.(b)	2,511	74,815
Dell Technologies, Inc. - Class C	592	67,553
FUJIFILM Holdings Corp.	2,727	61,234
Hewlett Packard Enterprise Co.	3,203	56,789
HP, Inc.	2,321	70,141
Logitech International SA (REG)	405	36,292
NetApp, Inc.	508	53,325
Ricoh Co., Ltd.	1,372	12,190
Seagate Technology Holdings PLC	490	45,594
Seiko Epson Corp.(b)	692	12,105
Super Micro Computer, Inc.(a)	124	125,244
Western Digital Corp.(a)	799	54,524

		6,887,373

		38,068,251

Financials – 9.4%
Banks – 3.5%
ABN AMRO Bank NV	1,174	20,090
AIB Group PLC	3,873	19,661
ANZ Group Holdings Ltd.	7,415	142,117
Banco Bilbao Vizcaya Argentaria SA(b)	14,392	171,387
Banco BPM SpA	2,988	19,880
Banco Santander SA	39,898	194,879
Bank Hapoalim BM	3,132	29,351
Bank Leumi Le-Israel BM	3,754	31,205
Bank of America Corp.	17,551	665,534
Bank of Ireland Group PLC	2,605	26,584
Bank of Montreal(b)	1,777	173,495
Bank of Nova Scotia (The)(b)	2,993	154,826
Banque Cantonale Vaudoise (REG)	74	8,609
Barclays PLC	37,353	86,571
BNP Paribas SA	2,546	181,262
BOC Hong Kong Holdings Ltd.	9,031	24,215
CaixaBank SA(b)	9,246	44,867
Canadian Imperial Bank of Commerce(b)	2,296	116,398
Chiba Bank Ltd. (The)	1,314	10,934
Citigroup, Inc.	4,690	296,596
Citizens Financial Group, Inc.	1,150	41,733
Commerzbank AG	2,599	35,721
Commonwealth Bank of Australia(b)	4,127	323,719
Concordia Financial Group Ltd.	2,621	13,174
Credit Agricole SA	2,634	39,294
Danske Bank A/S	1,700	51,028
DBS Group Holdings Ltd.	4,175	111,422
DNB Bank ASA	2,281	45,341
Erste Group Bank AG	848	37,793
Fifth Third Bancorp	1,679	62,476
FinecoBank Banca Fineco SpA	1,505	22,540
First Citizens BancShares, Inc./NC - Class A	25	40,875
Hang Seng Bank Ltd.	1,905	20,882
HSBC Holdings PLC	47,208	369,017
Huntington Bancshares, Inc./OH	3,569	49,788
ING Groep NV	8,193	134,884
Intesa Sanpaolo SpA	36,060	130,917

Company	Shares	U.S. $ Value

Israel Discount Bank Ltd. - Class A	3,049	$15,768
Japan Post Bank Co., Ltd.	3,518	37,802
JPMorgan Chase & Co.	7,124	1,426,937
KBC Group NV	617	46,258
KeyCorp	2,308	36,489
Lloyds Banking Group PLC	156,710	102,488
M&T Bank Corp.	405	58,903
Mediobanca Banca di Credito Finanziario SpA(b)	1,257	18,731
Mitsubishi UFJ Financial Group, Inc.	27,387	278,638
Mizrahi Tefahot Bank Ltd.	382	14,321
Mizuho Financial Group, Inc.	5,954	117,742
National Australia Bank Ltd.	7,690	174,118
National Bank of Canada(b)	834	70,227
NatWest Group PLC	14,063	47,102
Nordea Bank Abp (Helsinki)	7,828	88,493
Oversea-Chinese Banking Corp., Ltd.	8,327	83,202
PNC Financial Services Group, Inc. (The)	982	158,691
Regions Financial Corp.	2,293	48,245
Resona Holdings, Inc.	5,222	32,191
Royal Bank of Canada	3,466	349,581
Shizuoka Financial Group, Inc.	1,194	11,361
Skandinaviska Enskilda Banken AB - Class A	3,912	52,998
Societe Generale SA	1,781	47,718
Standard Chartered PLC	5,584	47,340
Sumitomo Mitsui Financial Group, Inc.	3,133	183,195
Sumitomo Mitsui Trust Holdings, Inc.	1,634	35,207
Svenska Handelsbanken AB - Class A	3,595	36,345
Swedbank AB - Class A(b)	2,093	41,541
Toronto-Dominion Bank (The)	4,371	263,799
Truist Financial Corp.	3,288	128,166
UniCredit SpA	3,799	144,283
United Overseas Bank Ltd.	2,692	58,524
US Bancorp	3,841	171,693
Wells Fargo & Co.	8,949	518,684
Westpac Banking Corp.	8,632	146,814

		9,042,660

Capital Markets – 1.8%
3i Group PLC	2,399	85,062
abrdn PLC	4,538	8,084
Ameriprise Financial, Inc.	249	109,172
Amundi SA	151	10,372
Ares Management Corp. - Class A	412	54,788
ASX Ltd.(b)	470	20,334
Bank of New York Mellon Corp. (The)	1,872	107,865
BlackRock, Inc.	367	305,968
Blackstone, Inc.	1,752	230,160
Brookfield Asset Management Ltd. - Class A (Toronto)(b)	865	36,336
Brookfield Corp. (Toronto)	3,424	143,274
Carlyle Group, Inc. (The)	534	25,050
Cboe Global Markets, Inc.	260	47,770
Charles Schwab Corp. (The)	3,711	268,454
CME Group, Inc.	887	190,962
Daiwa Securities Group, Inc.	3,263	24,826
Deutsche Bank AG (REG)	4,778	75,255
Deutsche Boerse AG	468	95,842
EQT AB(b)	920	29,127
Euronext NV	211	20,081

Company	Shares	U.S. $ Value

FactSet Research Systems, Inc.	94	$42,713
Franklin Resources, Inc.	733	20,605
Futu Holdings Ltd. (ADR)(a)	150	8,122
Goldman Sachs Group, Inc. (The)	804	335,823
Hargreaves Lansdown PLC	877	8,139
Hong Kong Exchanges & Clearing Ltd.	3,001	87,444
IGM Financial, Inc.(b)	205	5,286
Intercontinental Exchange, Inc.	1,411	193,914
Japan Exchange Group, Inc.	1,188	32,178
Julius Baer Group Ltd.	508	29,463
KKR & Co., Inc.	1,418	142,622
London Stock Exchange Group PLC	1,027	122,885
LPL Financial Holdings, Inc.	186	49,141
Macquarie Group Ltd.	902	117,330
MarketAxess Holdings, Inc.	93	20,390
Moody’s Corp.	406	159,570
Morgan Stanley	3,034	285,681
MSCI, Inc.	195	109,288
Nasdaq, Inc.	853	53,824
Nomura Holdings, Inc.	7,421	47,498
Northern Trust Corp.	510	45,349
Onex Corp.	162	12,135
Partners Group Holding AG	56	79,995
Raymond James Financial, Inc.	491	63,054
Robinhood Markets, Inc. - Class A(a)	1,001	20,150
S&P Global, Inc.	798	339,509
SBI Holdings, Inc.	595	15,607
Schroders PLC	1,987	9,440
SEI Investments Co.	276	19,844
Singapore Exchange Ltd.	1,635	11,158
St. James’s Place PLC	1,352	7,932
State Street Corp.	761	58,840
T. Rowe Price Group, Inc.	551	67,178
TMX Group Ltd.	684	18,042
Tradeweb Markets, Inc. - Class A	269	28,022
UBS Group AG (REG)	8,106	249,591

		4,806,544

Consumer Finance – 0.2%
Ally Financial, Inc.	669	27,155
American Express Co.	1,437	327,191
Capital One Financial Corp.	939	139,808
Discover Financial Services	616	80,751
Synchrony Financial	1,020	43,982

		618,887

Financial Services – 1.9%
Adyen NV(a) (b)	54	91,213
Apollo Global Management, Inc.	979	110,089
Berkshire Hathaway, Inc. - Class B(a)	3,230	1,358,280
Block, Inc.(a)	1,365	115,452
Corebridge Financial, Inc.	615	17,669
Corpay, Inc.(a)	178	54,920
Edenred SE	615	32,838
Equitable Holdings, Inc.	834	31,700
Eurazeo SE	103	9,025
EXOR NV	231	25,707
Fidelity National Information Services, Inc.	1,461	108,377

Company	Shares	U.S. $ Value

Fiserv, Inc.(a)	1,480	$236,534
Global Payments, Inc.	642	85,810
Groupe Bruxelles Lambert NV	217	16,405
Industrivarden AB - Class A	314	10,798
Industrivarden AB - Class C	371	12,757
Investor AB - Class B	4,267	107,077
Jack Henry & Associates, Inc.	180	31,271
L E Lundbergforetagen AB - Class B	187	10,122
M&G PLC	5,547	15,439
Mastercard, Inc. - Class A	2,064	993,961
Mitsubishi HC Capital, Inc.	2,023	14,110
Nexi SpA(a)	1,456	9,225
ORIX Corp.	2,931	64,106
PayPal Holdings, Inc.(a)	2,525	169,150
Sofina SA(b)	38	8,521
Toast, Inc. - Class A(a)	839	20,908
Visa, Inc. - Class A	3,900	1,088,412
Wise PLC - Class A(a)	1,516	17,721
Worldline SA/France(a)	593	7,336

		4,874,933

Insurance – 2.0%
Admiral Group PLC	642	23,008
Aegon Ltd.(b)	3,579	21,835
Aflac, Inc.	1,369	117,542
Ageas SA/NV	394	18,252
AIA Group Ltd.	28,037	188,593
Allianz SE (REG)	965	289,227
Allstate Corp. (The)	641	110,899
American Financial Group, Inc./OH	176	24,020
American International Group, Inc.	1,731	135,312
Aon PLC - Class A	494	164,858
Arch Capital Group Ltd.(a)	920	85,045
Arthur J Gallagher & Co.	532	133,021
ASR Nederland NV(b)	391	19,163
Assicurazioni Generali SpA	2,498	63,233
Assurant, Inc.	130	24,471
Aviva PLC	6,753	42,373
AXA SA	4,477	168,137
Baloise Holding AG (REG)	113	17,719
Brown & Brown, Inc.	596	52,174
Chubb Ltd.	1,006	260,685
Cincinnati Financial Corp.	387	48,054
Dai-ichi Life Holdings, Inc.	2,313	58,992
Erie Indemnity Co. - Class A	63	25,299
Everest Group Ltd.	107	42,533
Fairfax Financial Holdings Ltd.	52	56,052
Fidelity National Financial, Inc.	637	33,825
Gjensidige Forsikring ASA	493	7,156
Globe Life, Inc.	232	26,998
Great-West Lifeco, Inc.	688	22,003
Hannover Rueck SE	149	40,800
Hartford Financial Services Group, Inc. (The)	738	76,051
Helvetia Holding AG (REG)(b)	91	12,546
iA Financial Corp., Inc.	246	15,282
Insurance Australia Group Ltd.	5,920	24,694
Intact Financial Corp.	439	71,313

Company	Shares	U.S. $ Value

Japan Post Holdings Co., Ltd.	5,167	$52,058
Japan Post Insurance Co., Ltd.(b)	492	9,405
Legal & General Group PLC	14,739	47,352
Loews Corp.	468	36,640
Manulife Financial Corp.	4,453	111,214
Markel Group, Inc.(a)	33	50,209
Marsh & McLennan Cos., Inc.	1,215	250,266
Medibank Pvt Ltd.	6,789	16,634
MetLife, Inc.	1,551	114,945
MS&AD Insurance Group Holdings, Inc.	3,276	57,846
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	336	164,015
NN Group NV	667	30,792
Phoenix Group Holdings PLC	1,852	12,931
Poste Italiane SpA(b)	1,127	14,115
Power Corp. of Canada(b)	1,399	39,226
Principal Financial Group, Inc.	588	50,750
Progressive Corp. (The)	1,442	298,234
Prudential Financial, Inc.	890	104,486
Prudential PLC	6,778	63,568
QBE Insurance Group Ltd.	3,683	43,536
Sampo Oyj - Class A	1,113	47,476
Sompo Holdings, Inc.	2,166	45,399
Sun Life Financial, Inc.	1,440	78,573
Suncorp Group Ltd.	3,131	33,420
Swiss Life Holding AG (REG)	73	51,202
Swiss Re AG	744	95,704
T&D Holdings, Inc.	1,196	20,791
Talanx AG	159	12,596
Tokio Marine Holdings, Inc.	4,412	138,300
Travelers Cos., Inc. (The)	563	129,569
Tryg A/S	861	17,749
Willis Towers Watson PLC	255	70,125
WR Berkley Corp.	508	44,928
Zurich Insurance Group AG	361	195,017

		5,070,236

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,233	24,278

		24,437,538

Health Care – 7.4%
Biotechnology – 1.0%
AbbVie, Inc.	4,351	792,317
Alnylam Pharmaceuticals, Inc.(a)	309	46,180
Amgen, Inc.	1,319	375,018
Argenx SE(a)	146	57,564
Biogen, Inc.(a)	357	76,980
BioMarin Pharmaceutical, Inc.(a)	464	40,526
CSL Ltd.	1,191	223,464
Exact Sciences Corp.(a)	446	30,801
Genmab A/S(a)	163	48,872
Gilead Sciences, Inc.	3,072	225,024
Grifols SA(a) (b)	735	6,611
Incyte Corp.(a)	470	26,776
Moderna, Inc.(a)	799	85,141

Company	Shares	U.S. $ Value

Neurocrine Biosciences, Inc.(a)	242	$33,377
Regeneron Pharmaceuticals, Inc.(a)	264	254,097
Swedish Orphan Biovitrum AB(a)	480	11,982
United Therapeutics Corp.(a)	116	26,648
Vertex Pharmaceuticals, Inc.(a)	635	265,436

		2,626,814

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	4,278	486,238
Alcon, Inc.	1,232	101,900
Align Technology, Inc.(a)	179	58,698
Asahi Intecc Co., Ltd.(b)	541	9,478
Avantor, Inc.(a)	1,667	42,625
Baxter International, Inc.	1,251	53,468
Becton Dickinson & Co.	714	176,679
BioMerieux	102	11,250
Boston Scientific Corp.(a)	3,611	247,317
Carl Zeiss Meditec AG	99	12,358
Cochlear Ltd.(b)	161	35,409
Coloplast A/S - Class B	311	41,990
Cooper Cos., Inc. (The)	488	49,513
Demant A/S(a)	248	12,326
Dexcom, Inc.(a)	953	132,181
DiaSorin SpA	55	5,308
Edwards Lifesciences Corp.(a)	1,495	142,862
EssilorLuxottica SA	727	164,456
Fisher & Paykel Healthcare Corp., Ltd.	1,439	22,052
GE Healthcare, Inc.	1,010	91,819
Getinge AB - Class B	564	11,344
Hologic, Inc.(a)	592	46,152
Hoya Corp.	848	106,060
IDEXX Laboratories, Inc.(a)	205	110,686
Insulet Corp.(a)	172	29,481
Intuitive Surgical, Inc.(a)	868	346,410
Koninklijke Philips NV	1,914	38,307
Medtronic PLC	3,277	285,591
Olympus Corp.	2,980	42,907
ResMed, Inc.	363	71,885
Siemens Healthineers AG(a)	695	42,505
Smith & Nephew PLC	2,155	26,978
Sonova Holding AG (REG)	125	36,199
STERIS PLC	244	54,856
Straumann Holding AG (REG)	275	43,878
Stryker Corp.	843	301,684
Sysmex Corp.	1,173	20,932
Teleflex, Inc.	116	26,236
Terumo Corp.	3,302	60,422
Zimmer Biomet Holdings, Inc.	515	67,970

		3,668,410

Health Care Providers & Services – 1.2%
Amplifon SpA	307	11,191
Cardinal Health, Inc.	608	68,035
Cencora, Inc.	421	102,299
Centene Corp.(a)	1,317	103,358

Company	Shares	U.S. $ Value

Cigna Group (The)	721	$261,860
CVS Health Corp.	3,172	252,999
DaVita, Inc.(a)	135	18,637
EBOS Group Ltd.	378	7,731
Elevance Health, Inc.	579	300,235
Fresenius Medical Care AG	506	19,443
Fresenius SE & Co. KGaA	1,041	28,072
HCA Healthcare, Inc.	495	165,097
Henry Schein, Inc.(a)	320	24,166
Humana, Inc.	304	105,403
Laboratory Corp. of America Holdings	209	45,658
McKesson Corp.	328	176,087
Molina Healthcare, Inc.(a)	144	59,160
Quest Diagnostics, Inc.	277	36,871
Ramsay Health Care Ltd.(b)	452	16,640
Sonic Healthcare Ltd.	1,100	21,079
UnitedHealth Group, Inc.	2,279	1,127,421
Universal Health Services, Inc. - Class B	150	27,369

		2,978,811

Health Care Technology – 0.0%
M3, Inc.	1,130	16,262
Veeva Systems, Inc. - Class A(a)	377	87,347

		103,609

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	722	105,058
Bachem Holding AG (REG)	83	7,948
Bio-Rad Laboratories, Inc. - Class A(a)	53	18,331
Bio-Techne Corp.	390	27,452
Charles River Laboratories International, Inc.(a)	126	34,140
Danaher Corp.	1,730	432,016
Eurofins Scientific SE	333	21,212
Illumina, Inc.(a)	391	53,692
IQVIA Holdings, Inc.(a)	450	113,801
Lonza Group AG (REG)	184	109,958
Mettler-Toledo International, Inc.(a)	53	70,558
QIAGEN NV(a)	545	23,292
Repligen Corp.(a)	131	24,094
Revvity, Inc.	304	31,920
Sartorius AG (Preference Shares)(a)	65	25,812
Sartorius Stedim Biotech(a)	72	20,536
Thermo Fisher Scientific, Inc.	952	553,312
Waters Corp.(a)	146	50,258
West Pharmaceutical Services, Inc.	182	72,019

		1,795,409

Pharmaceuticals – 3.1%
Astellas Pharma, Inc.	4,485	48,181
AstraZeneca PLC	3,820	513,193
Bayer AG (REG)	2,422	74,173
Bristol-Myers Squibb Co.	5,015	271,963
Catalent, Inc.(a)	445	25,120
Chugai Pharmaceutical Co., Ltd.	1,683	64,317
Daiichi Sankyo Co., Ltd.	4,558	145,030

Company	Shares	U.S. $ Value

Eisai Co., Ltd.	645	$26,567
Eli Lilly & Co.	1,988	1,546,584
GSK PLC	10,144	217,796
Hikma Pharmaceuticals PLC	409	9,894
Ipsen SA	93	11,067
Jazz Pharmaceuticals PLC(a)	147	17,702
Johnson & Johnson	5,932	938,383
Kyowa Kirin Co., Ltd.	705	12,684
Merck & Co., Inc.	6,244	823,896
Merck KGaA	319	56,251
Novartis AG (REG)	5,051	489,232
Novo Nordisk A/S - Class B	8,042	1,031,574
Ono Pharmaceutical Co., Ltd.	894	14,648
Orion Oyj - Class B	266	9,916
Otsuka Holdings Co., Ltd.	1,078	44,778
Pfizer, Inc.	13,914	386,114
Recordati Industria Chimica e Farmaceutica SpA	258	14,246
Roche Holding AG (BR)	79	21,304
Roche Holding AG (Genusschein)	1,731	441,957
Royalty Pharma PLC - Class A	936	28,426
Sandoz Group AG(a)	1,009	30,457
Sanofi SA	2,805	272,883
Shionogi & Co., Ltd.	652	33,318
Takeda Pharmaceutical Co., Ltd.	3,943	109,670
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,763	38,986
UCB SA	312	38,515
Viatris, Inc.	2,957	35,307
Zoetis, Inc.	1,132	191,546

		8,035,678

		19,208,731

Industrials – 6.9%
Aerospace & Defense – 1.0%
Airbus SE	1,461	269,158
Axon Enterprise, Inc.(a)	175	54,754
BAE Systems PLC	7,477	127,449
Boeing Co. (The)(a)	1,416	273,274
CAE, Inc.(a)	785	16,209
Dassault Aviation SA	50	11,008
Elbit Systems Ltd.	66	13,784
General Dynamics Corp.	572	161,584
HEICO Corp.	108	20,628
HEICO Corp. - Class A	185	28,479
Howmet Aerospace, Inc.	964	65,967
Huntington Ingalls Industries, Inc.	98	28,564
Kongsberg Gruppen ASA	217	14,983
L3Harris Technologies, Inc.	467	99,518
Leonardo SpA	998	25,073
Lockheed Martin Corp.	550	250,178
Melrose Industries PLC	3,281	27,859
MTU Aero Engines AG	133	33,732
Northrop Grumman Corp.	353	168,967
Rheinmetall AG	107	60,179
Rolls-Royce Holdings PLC(a)	20,750	111,643
RTX Corp.	3,543	345,549
Saab AB - Class B	197	17,524
Safran SA	843	190,916

Company	Shares	U.S. $ Value

Singapore Technologies Engineering Ltd.	3,908	$11,635
Textron, Inc.	483	46,334
Thales SA	233	39,722
TransDigm Group, Inc.	136	167,498

		2,682,168

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	288	21,928
Deutsche Post AG	2,444	105,330
DSV A/S	432	70,224
Expeditors International of Washington, Inc.	358	43,522
FedEx Corp.	585	169,498
NIPPON EXPRESS HOLDINGS, Inc.	141	7,197
SG Holdings Co., Ltd.	752	9,523
United Parcel Service, Inc. - Class B	1,782	264,859
Yamato Holdings Co., Ltd.	696	10,017

		702,098

Building Products – 0.5%
A O Smith Corp.	303	27,106
AGC, Inc.	522	18,939
Allegion PLC	216	29,097
Assa Abloy AB - Class B	2,471	70,914
Builders FirstSource, Inc.(a)	304	63,399
Carlisle Cos., Inc.	120	47,022
Carrier Global Corp.	1,993	115,853
Cie de Saint-Gobain SA	1,124	87,238
Daikin Industries Ltd.	619	84,519
Fortune Brands Innovations, Inc.	311	26,332
Geberit AG (REG)	82	48,461
Johnson Controls International PLC	1,678	109,607
Kingspan Group PLC	384	34,973
Lennox International, Inc.	79	38,612
Masco Corp.	553	43,621
Nibe Industrier AB - Class B(b)	3,736	18,371
Otis Worldwide Corp.	1,009	100,164
Owens Corning	218	36,362
ROCKWOOL A/S - Class B(a)	23	7,568
TOTO Ltd.	361	10,121
Trane Technologies PLC	561	168,412

		1,186,691

Commercial Services & Supplies – 0.4%
Brambles Ltd.	3,430	36,098
Cintas Corp.	225	154,582
Copart, Inc.(a)	2,131	123,427
Dai Nippon Printing Co., Ltd.	466	14,271
Element Fleet Management Corp.	959	15,498
GFL Environmental, Inc.	574	19,794
RB Global, Inc.(b)	449	34,198
Rentokil Initial PLC	6,218	36,969
Republic Services, Inc.	543	103,952
Rollins, Inc.	716	33,129
Secom Co., Ltd.	470	34,100
Securitas AB - Class B	1,212	12,495
TOPPAN Holdings, Inc.	536	13,436
Veralto Corp.	577	51,157
Waste Connections, Inc.	635	109,226
Waste Management, Inc.	993	211,658

		1,003,990

Company	Shares	U.S. $ Value

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	520	$21,777
AECOM	335	32,857
Bouygues SA	471	19,229
Eiffage SA	181	20,542
Epiroc AB - Class A	1,624	30,487
Epiroc AB - Class B	961	16,275
Ferrovial SE	1,278	50,598
Kajima Corp.	1,003	20,586
Obayashi Corp.	1,584	18,834
Quanta Services, Inc.	358	93,008
Shimizu Corp.	1,317	8,505
Skanska AB - Class B(b)	839	14,941
Stantec, Inc.(b)	281	23,330
Taisei Corp.	400	14,580
Vinci SA	1,234	158,357
WSP Global, Inc.	307	51,167

		595,073

Electrical Equipment – 0.6%
ABB Ltd. (REG)	3,915	181,618
AMETEK, Inc.	569	104,070
Eaton Corp. PLC	984	307,677
Emerson Electric Co.	1,405	159,355
Fuji Electric Co., Ltd.	330	22,145
Hubbell, Inc.	132	54,787
Legrand SA	651	68,939
Mitsubishi Electric Corp.	4,758	79,644
NIDEC Corp.	983	40,764
Prysmian SpA	648	33,796
Rockwell Automation, Inc.	282	82,155
Schneider Electric SE	1,341	303,168
Siemens Energy AG(a)	1,281	23,511
Vertiv Holdings Co. - Class A	893	72,931
Vestas Wind Systems A/S(a)	2,490	69,455

		1,604,015

Ground Transportation – 0.7%
Aurizon Holdings Ltd.	4,538	11,833
Canadian National Railway Co.	1,346	177,244
Canadian Pacific Kansas City Ltd. (Toronto)(b)	2,297	202,525
Central Japan Railway Co.	1,935	48,056
CSX Corp.	4,872	180,605
East Japan Railway Co.	2,379	45,641
Grab Holdings Ltd. - Class A(a)	4,684	14,708
Hankyu Hanshin Holdings, Inc.	538	15,436
JB Hunt Transport Services, Inc.	203	40,448
Keisei Electric Railway Co., Ltd.	351	14,273
Kintetsu Group Holdings Co., Ltd.(b)	428	12,466
Knight-Swift Transportation Holdings, Inc.	398	21,898
MTR Corp., Ltd.	3,764	12,436
Norfolk Southern Corp.	557	141,963
Odakyu Electric Railway Co., Ltd.	726	10,008
Old Dominion Freight Line, Inc.	484	106,146

Company	Shares	U.S. $ Value

TFI International, Inc.(b)	198	$31,574
Tobu Railway Co., Ltd.	482	12,052
Tokyu Corp.	1,253	15,258
U-Haul Holding Co. (Non-Voting)	239	15,937
Uber Technologies, Inc.(a)	4,564	351,382
Union Pacific Corp.	1,502	369,387
West Japan Railway Co.	1,096	22,841

		1,874,117

Industrial Conglomerates – 0.7%
3M Co.	1,362	144,467
CK Hutchison Holdings Ltd.	6,547	31,508
DCC PLC	244	17,753
General Electric Co.	2,682	470,772
Hikari Tsushin, Inc.	86	16,174
Hitachi Ltd.	2,322	212,185
Honeywell International, Inc.	1,625	333,531
Investment AB Latour - Class B(b)	365	9,595
Jardine Cycle & Carriage Ltd.	1,000	17,905
Jardine Matheson Holdings Ltd.	440	16,413
Keppel Ltd.	3,974	21,595
Lifco AB - Class B	575	15,016
Siemens AG (REG)	1,873	357,629
Smiths Group PLC	857	17,764

		1,682,307

Machinery – 1.2%
Alfa Laval AB	713	28,017
Alstom SA	710	10,812
Atlas Copco AB - Class A	6,622	111,836
Atlas Copco AB - Class B	3,848	56,835
Caterpillar, Inc.	1,255	459,870
CNH Industrial NV	2,467	31,972
Cummins, Inc.	347	102,244
Daifuku Co., Ltd.	706	16,922
Daimler Truck Holding AG	1,319	66,840
Deere & Co.	656	269,445
Dover Corp.	345	61,131
FANUC Corp.	2,370	66,115
Fortive Corp.	866	74,493
GEA Group AG	404	17,081
Graco, Inc.	416	38,879
Hitachi Construction Machinery Co., Ltd.	258	7,784
Hoshizaki Corp.	302	11,019
Husqvarna AB - Class B	863	7,385
IDEX Corp.	186	45,388
Illinois Tool Works, Inc.	742	199,101
Indutrade AB(a)	674	18,358
Ingersoll Rand, Inc.	998	94,760
Knorr-Bremse AG	179	13,539
Komatsu Ltd.	2,300	68,059
Kone Oyj - Class B	806	37,549
Kubota Corp.	2,451	38,455
Makita Corp.	595	16,910
Metso Oyj	1,635	19,422
MINEBEA MITSUMI, Inc.	933	18,301
MISUMI Group, Inc.	730	10,170
Mitsubishi Heavy Industries Ltd.	7,630	69,153
Nordson Corp.	134	36,788

Company	Shares	U.S. $ Value

PACCAR, Inc.	1,290	$159,818
Parker-Hannifin Corp.	317	176,185
Pentair PLC	407	34,774
Rational AG	13	11,201
Sandvik AB	2,628	58,344
Schindler Holding AG	100	25,172
Schindler Holding AG (REG)	58	14,152
Seatrium Ltd.(a) (b)	109,843	6,420
SKF AB - Class B(b)	840	17,148
SMC Corp.	110	62,058
Snap-on, Inc.	130	38,509
Spirax-Sarco Engineering PLC	182	23,091
Stanley Black & Decker, Inc.	378	37,017
Techtronic Industries Co., Ltd.	3,244	44,079
Toro Co. (The)	256	23,457
Toyota Industries Corp.	406	42,480
VAT Group AG(c)	67	34,612
Volvo AB - Class A	494	13,603
Volvo AB - Class B(b)	3,720	100,817
Wartsila OYJ Abp	1,167	17,735
Westinghouse Air Brake Technologies Corp.	442	64,391
Xylem, Inc./NY	594	76,769

		3,206,465

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	7	8,969
AP Moller - Maersk A/S - Class B	10	13,038
Kawasaki Kisen Kaisha Ltd.(b)	900	12,102
Kuehne + Nagel International AG (REG)	134	37,281
Mitsui OSK Lines Ltd.(b)	817	24,924
Nippon Yusen KK(b)	1,089	29,898
SITC International Holdings Co., Ltd.	3,000	5,485

		131,697

Passenger Airlines – 0.0%
Air Canada(a)	433	6,269
ANA Holdings, Inc.	395	8,255
Delta Air Lines, Inc.	397	19,004
Deutsche Lufthansa AG (REG)(a)	1,475	11,592
Japan Airlines Co., Ltd.	358	6,798
Qantas Airways Ltd.(a)	2,083	7,395
Singapore Airlines Ltd.(b)	3,936	18,655
Southwest Airlines Co.	367	10,713

		88,681

Professional Services – 0.6%
Adecco Group AG (REG)	394	15,588
Automatic Data Processing, Inc.	1,014	253,236
Booz Allen Hamilton Holding Corp.	321	47,649
Broadridge Financial Solutions, Inc.	290	59,409
Bureau Veritas SA	727	22,198
Computershare Ltd.	1,327	22,603
Dayforce, Inc.(a) (b)	366	24,233
Equifax, Inc.	304	81,326
Experian PLC	2,265	98,693
Intertek Group PLC	398	25,053

Company	Shares	U.S. $ Value

Jacobs Solutions, Inc.	311	$47,810
Leidos Holdings, Inc.	322	42,211
Paychex, Inc.	798	97,994
Paycom Software, Inc.	133	26,468
Paylocity Holding Corp.(a)	111	19,076
Randstad NV	268	14,152
Recruit Holdings Co., Ltd.	3,586	157,450
RELX PLC (London)	4,648	200,447
Robert Half, Inc.	261	20,692
SGS SA (REG)(a)	369	35,823
SS&C Technologies Holdings, Inc.	549	35,339
Teleperformance SE	141	13,696
Thomson Reuters Corp.	391	60,849
TransUnion	477	38,065
Verisk Analytics, Inc.	357	84,156
Wolters Kluwer NV	613	95,990

		1,640,206

Trading Companies & Distributors – 0.5%
AerCap Holdings NV(a)	494	42,934
Ashtead Group PLC	1,079	76,856
Beijer Ref AB(b)	949	14,091
Brenntag SE	327	27,560
Bunzl PLC	833	32,052
Fastenal Co.	1,409	108,690
Ferguson PLC	502	109,652
ITOCHU Corp.	2,901	124,626
Marubeni Corp.	3,508	60,757
Mitsubishi Corp.	8,533	197,208
Mitsui & Co., Ltd.	3,231	151,054
MonotaRO Co., Ltd.	632	7,607
Reece Ltd.(b)	557	10,199
Rexel SA	556	15,019
Seven Group Holdings Ltd.(b)	403	10,709
Sumitomo Corp.	2,589	62,364
Toromont Industries Ltd.	203	19,535
Toyota Tsusho Corp.	492	33,786
United Rentals, Inc.	167	120,425
Watsco, Inc.	83	35,853
WW Grainger, Inc.	110	111,903

		1,372,880

Transportation Infrastructure – 0.1%
Aena SME SA	185	36,436
Aeroports de Paris SA	85	11,655
Auckland International Airport Ltd.	3,274	16,333
Getlink SE	881	15,000
Transurban Group(b)	7,613	66,044

		145,468

		17,915,856

Consumer Discretionary – 6.6%
Automobile Components – 0.2%
Aisin Corp.	343	14,016
Aptiv PLC(a)	697	55,516
BorgWarner, Inc.	579	20,114

Company	Shares	U.S. $ Value

Bridgestone Corp.	1,368	$60,629
Cie Generale des Etablissements Michelin SCA	1,674	64,153
Continental AG	271	19,562
Denso Corp.	4,640	88,864
Koito Manufacturing Co., Ltd.	462	6,228
Lear Corp.	144	20,863
Magna International, Inc.(b)	671	36,553
Sumitomo Electric Industries Ltd.	1,719	26,637

		413,135

Automobiles – 1.2%
Bayerische Motoren Werke AG	786	90,688
Bayerische Motoren Werke AG (Preference Shares)	145	15,559
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	281	27,948
Ferrari NV	311	135,607
Ford Motor Co.	9,694	128,736
General Motors Co.	3,376	153,102
Honda Motor Co., Ltd.	11,369	140,676
Isuzu Motors Ltd.	1,412	19,087
Mazda Motor Corp.	1,365	15,820
Mercedes-Benz Group AG	1,978	157,522
Nissan Motor Co., Ltd.	5,979	23,692
Porsche Automobil Holding SE (Preference Shares)	377	19,971
Renault SA	474	23,918
Rivian Automotive, Inc. - Class A(a) (b)	1,639	17,947
Stellantis NV (Milan)	5,462	155,170
Subaru Corp.	1,481	33,541
Suzuki Motor Corp.	3,936	44,938
Tesla, Inc.(a)	7,050	1,239,319
Toyota Motor Corp.	26,170	661,446
Volkswagen AG	73	11,151
Volkswagen AG (Preference Shares)	508	67,373
Volvo Car AB - Class B(a)	1,836	6,951
Yamaha Motor Co., Ltd.(b)	2,185	20,127

		3,210,289

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	22,919	4,134,129
Canadian Tire Corp., Ltd. - Class A(b)	129	12,866
Cie Financiere Richemont SA (REG)	1,325	201,719
Dollarama, Inc.	693	52,793
eBay, Inc.	1,279	67,506
Etsy, Inc.(a)	295	20,272
Global-e Online Ltd.(a)	243	8,833
MercadoLibre, Inc.(a)	112	169,340
Next PLC	299	34,853
Pan Pacific International Holdings Corp.	971	25,733
Prosus NV	3,606	112,869
Rakuten Group, Inc.(a)	3,713	21,075
Wesfarmers Ltd.(b)	2,798	124,721

		4,986,709

Company	Shares	U.S. $ Value

Distributors – 0.1%
D’ieteren Group	53	$11,750
Genuine Parts Co.	346	53,606
LKQ Corp.	660	35,251
Pool Corp.	95	38,332

		138,939

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	652	7,611
Pearson PLC	1,543	20,317

		27,928

Hotels, Restaurants & Leisure – 1.2%
Accor SA	466	21,756
Airbnb, Inc. - Class A(a)	1,076	177,497
Amadeus IT Group SA	1,110	71,258
Aristocrat Leisure Ltd.	1,428	39,985
Booking Holdings, Inc.	86	311,998
Caesars Entertainment, Inc.(a)	532	23,270
Carnival Corp.(a)	2,483	40,572
Chipotle Mexican Grill, Inc.(a)	68	197,660
Compass Group PLC	4,213	123,578
Darden Restaurants, Inc.	294	49,142
Delivery Hero SE(a)	435	12,438
Domino’s Pizza, Inc.	86	42,732
DoorDash, Inc. - Class A(a)	640	88,141
DraftKings, Inc. - Class A(a)	1,034	46,954
Entain PLC	1,575	15,805
Evolution AB	452	56,140
Expedia Group, Inc.(a)	329	45,320
Flutter Entertainment PLC - Class DI(a)	436	86,909
Galaxy Entertainment Group Ltd.	5,343	26,860
Genting Singapore Ltd.	14,869	9,752
Hilton Worldwide Holdings, Inc.	632	134,812
Hyatt Hotels Corp. - Class A	109	17,398
InterContinental Hotels Group PLC	407	42,292
La Francaise des Jeux SAEM	259	10,556
Las Vegas Sands Corp.	928	47,977
Lottery Corp., Ltd. (The)(b)	5,487	18,401
Marriott International, Inc./MD - Class A	615	155,171
McDonald’s Corp.	1,787	503,845
McDonald’s Holdings Co. Japan Ltd.	192	8,634
MGM Resorts International(a)	674	31,819
Oriental Land Co., Ltd./Japan	2,705	86,657
Restaurant Brands International, Inc.	732	58,131
Royal Caribbean Cruises Ltd.(a)	600	83,406
Sands China Ltd.(a)	5,820	16,420
Sodexo SA	218	18,688
Starbucks Corp.	2,790	254,978
Vail Resorts, Inc.	94	20,946
Whitbread PLC	460	19,232
Wynn Resorts Ltd.	251	25,660
Yum! Brands, Inc.	691	95,807
Zensho Holdings Co., Ltd.	200	8,317

		3,146,914

Company	Shares	U.S. $ Value

Household Durables – 0.3%
Barratt Developments PLC	2,403	$14,423
Berkeley Group Holdings PLC	262	15,741
DR Horton, Inc.	739	121,602
Garmin Ltd.	377	56,124
Iida Group Holdings Co., Ltd.(b)	411	5,319
Lennar Corp. - Class A	617	106,112
NVR, Inc.(a)	8	64,800
Panasonic Holdings Corp.	5,471	52,214
Persimmon PLC	787	13,049
PulteGroup, Inc.	531	64,049
SEB SA	61	7,804
Sekisui Chemical Co., Ltd.	983	14,382
Sekisui House Ltd.	1,489	33,916
Sharp Corp./Japan(a) (b)	597	3,325
Sony Group Corp.	3,134	268,743
Taylor Wimpey PLC	8,716	15,069

		856,672

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	1,437	26,664
BRP, Inc.(b)	87	5,842
Hasbro, Inc.	325	18,369
Shimano, Inc.	160	23,802
Yamaha Corp.	294	6,346

		81,023

Specialty Retail – 1.1%
AutoZone, Inc.(a)	43	135,521
Avolta AG(a)	245	10,201
Bath & Body Works, Inc.	529	26,461
Best Buy Co., Inc.	478	39,210
Burlington Stores, Inc.(a)	159	36,918
CarMax, Inc.(a) (b)	389	33,886
Dick’s Sporting Goods, Inc.	143	32,155
Dynatrace, Inc.(a)	675	31,347
Fast Retailing Co., Ltd.	457	141,591
H & M Hennes & Mauritz AB - Class B(b)	1,592	25,959
Home Depot, Inc. (The)	2,453	940,971
Industria de Diseno Textil SA	2,689	135,408
JD Sports Fashion PLC	6,388	10,852
Kingfisher PLC	4,627	14,562
Lowe’s Cos., Inc.	1,417	360,952
Nitori Holdings Co., Ltd.	213	32,281
O’Reilly Automotive, Inc.(a)	146	164,817
Ross Stores, Inc.	830	121,811
TJX Cos., Inc. (The)	2,808	284,787
Tractor Supply Co.	267	69,879
Ulta Beauty, Inc.(a)	120	62,746
USS Co., Ltd.	1,106	9,143
Williams-Sonoma, Inc.	150	47,630
Zalando SE(a)	553	15,813
ZOZO, Inc.	371	9,208

		2,794,109

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.6%
adidas AG	399	$89,148
Burberry Group PLC	884	13,522
Deckers Outdoor Corp.(a)	63	59,299
Gildan Activewear, Inc.	378	14,028
Hermes International SCA	78	199,351
Kering SA	184	72,879
Lululemon Athletica, Inc.(a)	284	110,945
LVMH Moet Hennessy Louis Vuitton SE	680	611,861
Moncler SpA	508	37,907
NIKE, Inc. - Class B	2,989	280,906
Pandora A/S	208	33,573
Puma SE	260	11,767
Swatch Group AG (The) (BR)	71	16,563
Swatch Group AG (The) (REG)	130	5,895

		1,557,644

		17,213,362

Communication Services – 4.6%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	17,619	310,094
BCE, Inc.	180	6,117
BT Group PLC(b)	15,939	22,059
Cellnex Telecom SA(a)	1,132	40,044
Charter Communications, Inc. - Class A(a)	237	68,879
Comcast Corp. - Class A	9,895	428,948
Deutsche Telekom AG (REG)	7,990	193,953
Elisa Oyj	351	15,649
HKT Trust & HKT Ltd. - Class SS	9,744	11,369
Infrastrutture Wireless Italiane SpA	828	9,396
Koninklijke KPN NV	8,271	30,937
Liberty Global Ltd. - Class C(a)	454	8,009
Nippon Telegraph & Telephone Corp.	73,675	87,755
Orange SA	4,590	53,978
Quebecor, Inc. - Class B(b)	380	8,329
Singapore Telecommunications Ltd.	20,333	38,212
Sirius XM Holdings, Inc.	1,893	7,345
Spark New Zealand Ltd.	4,472	12,731
Swisscom AG (REG)(a)	64	39,172
Telecom Italia SpA/Milano(a)	24,564	5,965
Telefonica SA	12,048	53,207
Telenor ASA	1,552	17,262
Telia Co. AB	5,816	14,906
Telstra Group Ltd.	9,969	25,076
TELUS Corp.	1,190	19,038
Verizon Communications, Inc.	10,360	434,706
Washington H Soul Pattinson & Co., Ltd.(b)	578	12,654

		1,975,790

Entertainment – 0.7%
Bollore SE	1,756	11,732
Capcom Co., Ltd.	936	17,535
Electronic Arts, Inc.	630	83,582
Konami Group Corp.	230	15,667
Liberty Media Corp.-Liberty Formula One - Class C(a)	487	31,947
Live Nation Entertainment, Inc.(a)	397	41,991
Netflix, Inc.(a)	1,079	655,309
Nexon Co., Ltd.	840	13,962

Company	Shares	U.S. $ Value

Nintendo Co., Ltd.	2,560	$139,686
ROBLOX Corp. - Class A(a)	1,062	40,547
Roku, Inc.(a)	308	20,072
Sea Ltd. (ADR)(a)	909	48,823
Square Enix Holdings Co., Ltd.	218	8,407
Take-Two Interactive Software, Inc.(a) (b)	419	62,217
Toho Co., Ltd./Tokyo	296	9,829
Universal Music Group NV(b)	2,021	60,732
Walt Disney Co. (The)	4,518	552,823
Warner Bros Discovery, Inc.(a)	5,710	49,848

		1,864,709

Interactive Media & Services – 2.7%
Adevinta ASA(a)	862	9,036
Alphabet, Inc. - Class A(a)	14,583	2,201,012
Alphabet, Inc. - Class C(a)	12,697	1,933,245
Auto Trader Group PLC	2,237	19,755
CAR Group Ltd.	883	20,756
LY Corp.	6,635	16,806
Match Group, Inc.(a)	670	24,308
Meta Platforms, Inc. - Class A	5,470	2,656,123
Pinterest, Inc. - Class A(a)	1,445	50,098
REA Group Ltd.(b)	130	15,708
Scout24 SE	185	13,937
SEEK Ltd.(b)	878	14,317
Snap, Inc. - Class A(a)	2,574	29,549

		7,004,650

Media – 0.2%
Dentsu Group, Inc.	526	14,605
Fox Corp. - Class A	609	19,044
Fox Corp. - Class B	348	9,960
Informa PLC	3,387	35,536
Interpublic Group of Cos., Inc. (The)	944	30,803
Liberty Broadband Corp. - Class C(a)	295	16,883
Liberty Media Corp.-Liberty SiriusXM(a)	404	12,003
News Corp. - Class A	940	24,609
Omnicom Group, Inc.	488	47,219
Paramount Global - Class B	1,204	14,171
Publicis Groupe SA	564	61,488
Trade Desk, Inc. (The) - Class A(a)	1,100	96,162
Vivendi SE	1,650	17,981
WPP PLC	2,650	25,114

		425,578

Wireless Telecommunication Services – 0.2%
KDDI Corp.	3,668	108,451
Rogers Communications, Inc. - Class B	875	35,851
SoftBank Corp.	7,087	91,245
SoftBank Group Corp.	2,562	152,145
T-Mobile US, Inc.	1,283	209,411
Tele2 AB - Class B	1,322	10,855
Vodafone Group PLC	56,735	50,320

		658,278

		11,929,005

Company	Shares	U.S. $ Value

Consumer Staples – 4.0%
Beverages – 0.9%
Anheuser-Busch InBev SA/NV	2,141	$130,331
Asahi Group Holdings Ltd.	1,164	42,742
Brown-Forman Corp. - Class B	755	38,973
Carlsberg AS - Class B	243	33,278
Celsius Holdings, Inc.(a)	370	30,680
Coca-Cola Co. (The)	10,121	619,203
Coca-Cola Europacific Partners PLC	509	35,604
Coca-Cola HBC AG	543	17,159
Constellation Brands, Inc. - Class A	406	110,334
Davide Campari-Milano NV	1,518	15,256
Diageo PLC	5,511	203,919
Heineken Holding NV	320	25,825
Heineken NV	710	68,449
Keurig Dr Pepper, Inc.	2,585	79,282
Kirin Holdings Co., Ltd.	1,928	26,811
Molson Coors Beverage Co. - Class B	467	31,406
Monster Beverage Corp.(a)	1,924	114,055
PepsiCo, Inc.	3,388	592,934
Pernod Ricard SA	504	81,590
Remy Cointreau SA	57	5,756
Suntory Beverage & Food Ltd.	338	11,433
Treasury Wine Estates Ltd.(b)	2,000	16,223

		2,331,243

Consumer Staples Distribution & Retail – 1.0%
Aeon Co., Ltd.	1,625	38,548
Albertsons Cos., Inc. - Class A	852	18,267
Alimentation Couche-Tard, Inc.(b)	1,895	108,156
Carrefour SA	1,398	23,982
Coles Group Ltd.	3,299	36,418
Costco Wholesale Corp.	1,093	800,765
Dollar General Corp.	541	84,428
Dollar Tree, Inc.(a)	510	67,907
Empire Co., Ltd. - Class A(b)	347	8,474
Endeavour Group Ltd./Australia(b)	3,532	12,681
George Weston Ltd.	149	20,131
J Sainsbury PLC	4,087	13,955
Jeronimo Martins SGPS SA	698	13,849
Kesko Oyj - Class B	673	12,581
Kobe Bussan Co., Ltd.	396	9,703
Koninklijke Ahold Delhaize NV(b)	2,348	70,256
Kroger Co. (The)	1,685	96,264
Loblaw Cos., Ltd.	386	42,773
MatsukiyoCocokara & Co.	800	12,846
Metro, Inc./CN(b)	560	30,064
Ocado Group PLC(a) (b)	1,430	8,201
Seven & i Holdings Co., Ltd.	5,436	79,234
Sysco Corp.	1,243	100,907
Target Corp.	1,138	201,665
Tesco PLC	17,392	65,141

Company	Shares	U.S. $ Value

Walgreens Boots Alliance, Inc.	1,807	$39,194
Walmart, Inc.	10,946	658,621
Woolworths Group Ltd.(b)	3,011	65,086

		2,740,097

Food Products – 0.8%
Ajinomoto Co., Inc.	1,158	43,244
Archer-Daniels-Midland Co.	1,315	82,595
Associated British Foods PLC	841	26,534
Barry Callebaut AG (REG)	9	13,073
Bunge Global SA	358	36,702
Campbell Soup Co.	478	21,247
Chocoladefabriken Lindt & Spruengli AG	3	35,906
Chocoladefabriken Lindt & Spruengli AG (REG)	1	120,639
Conagra Brands, Inc.	1,178	34,916
Danone SA	1,587	102,591
Darling Ingredients, Inc.(a)	393	18,278
General Mills, Inc.	1,400	97,958
Hershey Co. (The)	369	71,771
Hormel Foods Corp.	741	25,854
J M Smucker Co. (The)	262	32,978
JDE Peet’s NV(b)	240	5,039
Kellanova	675	38,671
Kerry Group PLC - Class A	389	33,332
Kikkoman Corp.	1,685	21,626
Kraft Heinz Co. (The)	2,116	78,080
Lamb Weston Holdings, Inc.	356	37,925
Lotus Bakeries NV	1	9,656
McCormick & Co., Inc./MD	619	47,545
MEIJI Holdings Co., Ltd.	540	11,790
Mondelez International, Inc. - Class A	3,354	234,780
Mowi ASA	1,147	21,069
Nestle SA (REG)	6,579	699,018
Nissin Foods Holdings Co., Ltd.	492	13,564
Orkla ASA	1,728	12,204
Salmar ASA	163	10,758
Saputo, Inc.	626	12,316
Tyson Foods, Inc. - Class A	706	41,463
WH Group Ltd.	20,359	13,439
Wilmar International Ltd.	5,113	12,988
Yakult Honsha Co., Ltd.	584	11,936

		2,131,485

Household Products – 0.6%
Church & Dwight Co., Inc.	607	63,316
Clorox Co. (The)	306	46,852
Colgate-Palmolive Co.	1,928	173,616
Essity AB - Class B(b)	1,502	35,679
Henkel AG & Co. KGaA	256	18,446
Henkel AG & Co. KGaA (Preference Shares)	417	33,517
Kimberly-Clark Corp.	833	107,748
Procter & Gamble Co. (The)	5,808	942,348
Reckitt Benckiser Group PLC	1,760	100,329
Unicharm Corp.	994	31,645

		1,553,496

Company	Shares	U.S. $ Value

Personal Care Products – 0.4%
Beiersdorf AG	248	$36,108
Estee Lauder Cos., Inc. (The) - Class A	573	88,328
Haleon PLC	14,796	62,007
Kao Corp.	1,193	44,580
Kenvue, Inc.	4,248	91,162
L’Oreal SA	593	280,828
Shiseido Co., Ltd.	963	26,425
Unilever PLC (London)	6,162	309,344

		938,782

Tobacco – 0.3%
Altria Group, Inc.	4,360	190,183
British American Tobacco PLC	4,962	150,602
Imperial Brands PLC	2,062	46,095
Japan Tobacco, Inc.	2,990	79,719
Philip Morris International, Inc.	3,825	350,447

		817,046

		10,512,149

Energy – 2.7%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	2,480	83,080
Halliburton Co.	2,206	86,960
Schlumberger NV	3,522	193,041
Tenaris SA	1,164	23,014

		386,095

Oil, Gas & Consumable Fuels – 2.6%
Aker BP ASA	779	19,538
Ampol Ltd.	560	14,527
APA Corp.	747	25,682
ARC Resources Ltd.(b)	1,474	26,280
BP PLC	42,186	264,651
Cameco Corp.	1,069	46,278
Canadian Natural Resources Ltd.	2,638	201,236
Cenovus Energy, Inc.(b)	3,461	69,192
Cheniere Energy, Inc.	587	94,671
Chesapeake Energy Corp.	274	24,339
Chevron Corp.	4,406	695,002
ConocoPhillips	2,926	372,421
Coterra Energy, Inc.	1,854	51,690
Devon Energy Corp.	1,579	79,234
Diamondback Energy, Inc.	419	83,033
Enbridge, Inc.(b)	5,240	189,360
ENEOS Holdings, Inc.	7,137	34,385
Eni SpA(b)	5,409	85,646
EOG Resources, Inc.	1,438	183,834
EQT Corp.	963	35,698
Equinor ASA	2,221	59,555
Exxon Mobil Corp.	9,849	1,144,848
Galp Energia SGPS SA	1,146	18,946
Hess Corp.	681	103,948
HF Sinclair Corp.	394	23,786
Idemitsu Kosan Co., Ltd.	2,420	16,592
Imperial Oil Ltd.	459	31,660
Inpex Corp.	2,418	36,756
Keyera Corp.	565	14,553
Kinder Morgan, Inc.	4,932	90,453

Company	Shares	U.S. $ Value

Marathon Oil Corp.	1,443	$40,895
Marathon Petroleum Corp.	936	188,604
MEG Energy Corp.(a)	677	15,544
Neste Oyj	1,043	28,281
Occidental Petroleum Corp.	1,623	105,479
OMV AG	363	17,193
ONEOK, Inc.	1,436	115,124
Ovintiv, Inc. (New York)	639	33,164
Parkland Corp.(b)	347	11,051
Pembina Pipeline Corp.(b)	1,354	47,791
Phillips 66	1,085	177,224
Pioneer Natural Resources Co.	566	148,575
Repsol SA	2,991	49,923
Santos Ltd.	8,005	40,529
Shell PLC	16,024	531,668
Suncor Energy, Inc.	3,142	115,956
Targa Resources Corp.	522	58,459
TC Energy Corp.(b)	2,556	102,727
Texas Pacific Land Corp.	45	26,033
TotalEnergies SE	5,350	368,023
Tourmaline Oil Corp.	822	38,431
Valero Energy Corp.	839	143,209
Williams Cos., Inc. (The)	2,999	116,871
Woodside Energy Group Ltd.	4,681	93,303

		6,751,851

		7,137,946

Materials – 2.4%
Chemicals – 1.2%
Air Liquide SA	1,293	269,007
Air Products and Chemicals, Inc.	548	132,764
Akzo Nobel NV	421	31,456
Albemarle Corp.(b)	289	38,073
Arkema SA	148	15,581
Asahi Kasei Corp.	3,075	22,550
BASF SE	2,200	125,717
Celanese Corp.	255	43,824
CF Industries Holdings, Inc.	471	39,192
Clariant AG (REG)(a)	532	7,198
Corteva, Inc.	1,737	100,173
Covestro AG(a)	466	25,490
Croda International PLC	327	20,233
Dow, Inc.	1,729	100,161
DSM-Firmenich AG	458	52,089
DuPont de Nemours, Inc.	1,060	81,270
Eastman Chemical Co.	292	29,264
Ecolab, Inc.	633	146,160
EMS-Chemie Holding AG (REG)	17	13,029
Evonik Industries AG	574	11,354
FMC Corp.	308	19,620
Givaudan SA (REG)	23	102,390
ICL Group Ltd.	1,907	10,107
IMCD NV(b)	140	24,641
International Flavors & Fragrances, Inc.	629	54,088
JSR Corp.(a)	412	11,793
Linde PLC	1,195	554,862
LyondellBasell Industries NV - Class A	632	64,641

Company	Shares	U.S. $ Value

Mitsubishi Chemical Group Corp.	3,205	$19,532
Mitsui Chemicals, Inc.	440	12,908
Mosaic Co. (The)	806	26,163
Nippon Paint Holdings Co., Ltd.	2,322	16,712
Nippon Sanso Holdings Corp.	450	14,119
Nissan Chemical Corp.	297	11,249
Nitto Denko Corp.	314	28,713
Novonesis (Novozymes) B	920	54,116
Nutrien Ltd.(b)	1,219	66,226
OCI NV	260	7,126
Orica Ltd.(b)	1,114	13,250
PPG Industries, Inc.	581	84,187
RPM International, Inc.	318	37,826
Sherwin-Williams Co. (The)	599	208,051
Shin-Etsu Chemical Co., Ltd.	4,445	194,966
Sika AG (REG)	376	111,879
Syensqo SA(a)	183	17,340
Symrise AG	327	39,145
Toray Industries, Inc.	3,453	16,581
Umicore SA	516	11,125
Westlake Corp.	95	14,516
Yara International ASA	408	12,937

		3,165,394

Construction Materials – 0.2%
CRH PLC (London)	1,710	147,590
Heidelberg Materials AG	321	35,336
Holcim AG	1,285	116,416
James Hardie Industries PLC (CDI)(a)	1,085	43,610
Martin Marietta Materials, Inc.	152	93,319
Vulcan Materials Co.	327	89,245

		525,516

Containers & Packaging – 0.1%
Amcor PLC	3,563	33,884
Avery Dennison Corp.	199	44,427
Ball Corp.	777	52,339
CCL Industries, Inc. - Class B	368	18,808
Crown Holdings, Inc.	297	23,540
International Paper Co.	810	31,606
Packaging Corp. of America	221	41,941
SIG Group AG	754	16,719
Smurfit Kappa Group PLC	642	29,273
Westrock Co.	632	31,253

		323,790

Metals & Mining – 0.8%
Agnico Eagle Mines Ltd.(b)	1,223	72,926
Anglo American PLC	3,132	77,181
Antofagasta PLC	972	24,967
ArcelorMittal SA	1,261	34,661
Barrick Gold Corp. (Toronto)	4,329	72,004
BHP Group Ltd.	12,491	361,164
BlueScope Steel Ltd.	1,099	17,093
Boliden AB	674	18,715
Cleveland-Cliffs, Inc.(a)	1,245	28,311
Endeavour Mining PLC	453	9,192
First Quantum Minerals Ltd.	1,453	15,618

Company	Shares	U.S. $ Value

Fortescue Ltd.	4,174	$69,852
Franco-Nevada Corp.	474	56,479
Freeport-McMoRan, Inc.	3,535	166,216
Glencore PLC	25,568	140,306
Ivanhoe Mines Ltd. - Class A(a) (b)	1,564	18,659
JFE Holdings, Inc.	1,378	22,839
Kinross Gold Corp.	3,026	18,564
Lundin Mining Corp.	1,621	16,586
Mineral Resources Ltd.(b)	432	19,932
Newmont Corp. (New York)	2,821	101,105
Nippon Steel Corp.	2,095	50,415
Norsk Hydro ASA	3,271	17,975
Northern Star Resources Ltd.	2,833	26,731
Nucor Corp.	606	119,927
Pan American Silver Corp.(b)	891	13,432
Pilbara Minerals Ltd.(b)	7,048	17,588
Reliance, Inc.	142	47,454
Rio Tinto Ltd.(b)	915	72,619
Rio Tinto PLC	2,776	175,512
South32 Ltd.(b)	11,165	21,787
Steel Dynamics, Inc.	379	56,179
Sumitomo Metal Mining Co., Ltd.	572	17,080
Teck Resources Ltd. - Class B	1,136	51,997
voestalpine AG	286	8,023
Wheaton Precious Metals Corp.(b)	1,117	52,611

		2,111,700

Paper & Forest Products – 0.1%
Holmen AB - Class B(a)	188	7,648
Mondi PLC	1,088	19,163
Stora Enso Oyj - Class R(b)	1,434	19,941
Svenska Cellulosa AB SCA - Class B(b)	1,494	22,969
UPM-Kymmene Oyj	1,316	43,845
West Fraser Timber Co., Ltd.(b)	138	11,916

		125,482

		6,251,882

Utilities – 1.5%
Electric Utilities – 0.9%
Acciona SA(b)	61	7,424
Alliant Energy Corp.	629	31,702
American Electric Power Co., Inc.	1,296	111,586
BKW AG	52	7,991
Chubu Electric Power Co., Inc.	1,539	20,124
CK Infrastructure Holdings Ltd.	1,403	8,217
CLP Holdings Ltd.	4,129	32,934
Constellation Energy Corp.	787	145,477
Duke Energy Corp.	1,900	183,749
Edison International	946	66,911
EDP - Energias de Portugal SA	7,735	30,179
Elia Group SA/NV(b)	72	7,772
Emera, Inc.	700	24,635
Endesa SA	783	14,518
Enel SpA	20,052	132,373
Entergy Corp.	521	55,059
Evergy, Inc.	566	30,213

Company	Shares	U.S. $ Value

Eversource Energy	861	$51,462
Exelon Corp.	2,428	91,220
FirstEnergy Corp.	1,344	51,905
Fortis, Inc./Canada	1,204	47,572
Fortum Oyj(b)	1,106	13,655
Hydro One Ltd.(c)	812	23,679
Iberdrola SA	15,129	187,907
Kansai Electric Power Co., Inc. (The)	1,771	25,270
Mercury NZ Ltd.	1,715	7,101
NextEra Energy, Inc.	5,056	323,129
NRG Energy, Inc.	556	37,636
Origin Energy Ltd.	4,247	25,476
Orsted AS(a)	466	26,039
PG&E Corp.	4,996	83,733
Power Assets Holdings Ltd.	3,358	19,673
PPL Corp.	1,817	50,022
Redeia Corp. SA	1,000	17,081
Southern Co. (The)	2,689	192,909
SSE PLC	2,694	56,164
Terna - Rete Elettrica Nazionale(b)	3,468	28,665
Tokyo Electric Power Co. Holdings, Inc.(a)	3,784	23,000
Verbund AG	168	12,274
Xcel Energy, Inc.	1,360	73,100

		2,379,536

Gas Utilities – 0.1%
AltaGas Ltd.(b)	726	16,036
APA Group	3,163	17,336
Atmos Energy Corp.	372	44,220
Enagas SA	614	9,121
Hong Kong & China Gas Co., Ltd.	27,787	21,062
Osaka Gas Co., Ltd.	940	21,146
Snam SpA(b)	4,971	23,472
Tokyo Gas Co., Ltd.	950	21,596

		173,989

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	1,651	29,603
Brookfield Renewable Corp. - Class A(b)	332	8,147
EDP Renovaveis SA	757	10,251
Meridian Energy Ltd.	3,188	11,257
Northland Power, Inc.	626	10,227
RWE AG	1,559	52,986
Vistra Corp.	837	58,297

		180,768

Multi-Utilities – 0.4%
Ameren Corp.	648	47,926
Canadian Utilities Ltd. - Class A	324	7,379
CenterPoint Energy, Inc.	1,556	44,330
Centrica PLC	13,306	21,450
CMS Energy Corp.	719	43,385
Consolidated Edison, Inc.	851	77,279
Dominion Energy, Inc.	2,063	101,479
DTE Energy Co.	508	56,967
E.ON SE	5,534	77,044
Engie SA	4,502	75,442

Company	Shares	U.S. $ Value

National Grid PLC	9,171	$123,570
NiSource, Inc.	1,103	30,509
Public Service Enterprise Group, Inc.	1,228	82,006
Sembcorp Industries Ltd.	2,000	7,995
Sempra	1,551	111,408
Veolia Environnement SA	1,699	55,272
WEC Energy Group, Inc.	778	63,889

		1,027,330

Water Utilities – 0.0%
American Water Works Co., Inc.	480	58,661
Essential Utilities, Inc.	640	23,712
Severn Trent PLC	664	20,719
United Utilities Group PLC	1,681	21,842

		124,934

		3,886,557

Real Estate – 1.4%
Diversified REITs – 0.0%
Covivio SA/France	125	6,443
GPT Group (The)(b)	4,722	14,053
KDX Realty Investment Corp.	10	10,629
Land Securities Group PLC	1,744	14,486
Mirvac Group(b)	9,727	14,950
Nomura Real Estate Master Fund, Inc.	10	9,888
Stockland(b)	5,885	18,596
WP Carey, Inc.	539	30,421

		119,466

Health Care REITs – 0.1%
Healthpeak Properties, Inc.	1,339	25,106
Ventas, Inc.	992	43,192
Welltower, Inc.	1,364	127,452

		195,750

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	1,739	35,963

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	9,639	19,772
GLP J-Reit	12	10,056
Goodman Group(b)	4,213	92,801
Mapletree Logistics Trust	9,093	9,831
Nippon Prologis REIT, Inc.	6	10,688
Prologis, Inc.	2,277	296,511
Segro PLC	2,875	32,780
Warehouses De Pauw CVA	433	12,347

		484,786

Office REITs – 0.0%
Alexandria Real Estate Equities, Inc.	407	52,466
Boston Properties, Inc.	368	24,034
Dexus(b)	2,651	13,660
Gecina SA	113	11,542
Japan Real Estate Investment Corp.(b)	3	10,695
Nippon Building Fund, Inc.	4	16,000

		128,397

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	105	$7,576
CapitaLand Investment Ltd./Singapore(b)	6,504	12,906
CBRE Group, Inc. - Class A(a)	751	73,027
City Developments Ltd.(b)	1,050	4,549
CK Asset Holdings Ltd.	5,031	20,731
CoStar Group, Inc.(a)	1,007	97,276
Daito Trust Construction Co., Ltd.	183	20,877
Daiwa House Industry Co., Ltd.	1,444	42,981
ESR Group Ltd.(c)	4,148	4,444
Fastighets AB Balder - Class B(a)	1,607	11,804
FirstService Corp.(b)	99	16,390
Hang Lung Properties Ltd.	4,030	4,144
Henderson Land Development Co., Ltd.	3,938	11,246
Hongkong Land Holdings Ltd.	2,695	8,275
Hulic Co., Ltd.	901	9,254
LEG Immobilien SE(a)	183	15,718
Mitsubishi Estate Co., Ltd.	2,735	49,903
Mitsui Fudosan Co., Ltd.	6,507	70,155
Nomura Real Estate Holdings, Inc.	231	6,526
Sagax AB - Class B	503	13,269
Sino Land Co., Ltd.	10,242	10,648
Sumitomo Realty & Development Co., Ltd.	656	24,442
Sun Hung Kai Properties Ltd.	3,616	34,930
Swire Pacific Ltd. - Class A	935	7,697
Swire Properties Ltd.	2,822	5,936
Swiss Prime Site AG (REG)	189	17,828
Unibail-Rodamco-Westfield(a)	291	23,410
Vonovia SE	1,807	53,400
Wharf Holdings Ltd. (The)(b)	3,000	9,862
Wharf Real Estate Investment Co., Ltd.	3,876	12,620
Zillow Group, Inc. - Class C(a)	381	18,585

		720,409

Residential REITs – 0.2%
American Homes 4 Rent - Class A	802	29,498
AvalonBay Communities, Inc.	350	64,946
Camden Property Trust	263	25,879
Canadian Apartment Properties REIT	202	6,933
Equity LifeStyle Properties, Inc.	436	28,078
Equity Residential	889	56,105
Essex Property Trust, Inc.	158	38,680
Invitation Homes, Inc.	1,508	53,700
Mid-America Apartment Communities, Inc.	288	37,895
Sun Communities, Inc.	307	39,474
UDR, Inc.	770	28,806

		409,994

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust	13,593	19,931
Japan Metropolitan Fund Invest	17	10,592
Kimco Realty Corp.	1,662	32,592
Klepierre SA	530	13,719

Company	Shares	U.S. $ Value

Link REIT	6,373	$27,445
Mapletree Pan Asia Commercial Trust(b)	6,196	5,873
Realty Income Corp.	2,051	110,959
Regency Centers Corp.	432	26,162
RioCan Real Estate Investment Trust	363	4,950
Scentre Group	12,795	28,258
Simon Property Group, Inc.	804	125,818
Vicinity Ltd.(b)	9,539	13,240

		419,539

Specialized REITs – 0.4%
American Tower Corp.	1,149	227,031
Crown Castle, Inc.	1,069	113,132
Digital Realty Trust, Inc.	747	107,598
Equinix, Inc.	231	190,651
Extra Space Storage, Inc.	521	76,587
Gaming and Leisure Properties, Inc.	658	30,314
Iron Mountain, Inc.	720	57,751
Public Storage	390	113,124
SBA Communications Corp.	266	57,642
VICI Properties, Inc.	2,550	75,965
Weyerhaeuser Co.	1,799	64,602

		1,114,397

		3,628,701

Total Common Stocks (cost $74,653,121)		160,189,978

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 32.2%
United States – 32.2%
U.S. Treasury Bonds
6.00%, 02/15/2026	$1,336	1,367,214
4.75%, 02/15/2037	465	495,069
3.50%, 02/15/2039	12	11,216
4.375%, 11/15/2039	502	507,065
5.375%, 02/15/2031	359	384,920
6.25%, 05/15/2030	374	413,835
4.25%, 05/15/2039	134	133,654
4.50%, 08/15/2039	179	183,382
6.875%, 08/15/2025	471	483,629
3.125%, 02/15/2043	521	431,610
3.625%, 08/15/2043	1,869	1,664,603
2.875%, 05/15/2043	221	175,605
2.50%, 02/15/2045	212	155,517
3.00%, 05/15/2045	265	211,586
2.875%, 08/15/2045	2,897	2,258,161
2.25%, 08/15/2046	3,477	2,382,763
3.00%, 02/15/2047	238	187,226
3.00%, 05/15/2047	409	321,940
6.125%, 11/15/2027	1,389	1,469,079
2.75%, 08/15/2047	143	107,385
2.875%, 11/15/2046	187	143,974
5.50%, 08/15/2028	762	798,371
3.00%, 02/15/2048	350	274,438
3.75%, 11/15/2043	48	43,206

	Principal Amount (000)		U.S. $ Value

2.50%, 05/15/2046	$	42	$30,549
3.00%, 08/15/2048		792	619,558
5.25%, 11/15/2028		2,017	2,097,258
3.00%, 02/15/2049		257	200,467
2.875%, 05/15/2049		313	238,744
2.25%, 08/15/2049		287	191,752
2.375%, 11/15/2049		584	400,336
1.25%, 05/15/2050		552	283,054
2.375%, 05/15/2051		1,859	1,264,633
2.25%, 02/15/2052		2,286	1,506,287
2.875%, 05/15/2052		417	316,366
4.00%, 11/15/2052		208	195,722
3.625%, 05/15/2053		1,236	1,087,978
4.375%, 08/15/2043		128	126,977
4.75%, 11/15/2053		352	376,313
U.S. Treasury Notes
2.125%, 05/15/2025		2,550	2,470,625
1.625%, 02/15/2026		2,203	2,083,212
1.50%, 08/15/2026		1,541	1,436,501
2.00%, 11/15/2026		4,808	4,515,200
2.375%, 05/15/2027		4,367	4,110,533
2.25%, 08/15/2027		2,292	2,140,233
2.25%, 11/15/2027		3,588	3,338,894
2.75%, 02/15/2028		129	121,541
2.875%, 05/15/2028		400	378,972
2.25%, 11/15/2025		909	873,496
3.125%, 11/15/2028		912	868,870
2.625%, 02/15/2029		451	419,010
2.375%, 05/15/2029		1,327	1,214,919
1.625%, 08/15/2029		937	822,979
1.75%, 11/15/2029		984	866,931
1.50%, 02/15/2030		523	449,608
0.625%, 05/15/2030		934	754,465
0.625%, 08/15/2030		997	799,087
0.375%, 01/31/2026		1,771	1,637,806
0.50%, 02/28/2026		1,120	1,035,115
0.75%, 04/30/2026		629	580,773
1.625%, 05/15/2031		3,081	2,598,631
0.75%, 05/31/2026		1,952	1,798,429
0.75%, 08/31/2026		1,015	927,999
0.875%, 09/30/2026		1,513	1,384,776
1.125%, 10/31/2026		1,163	1,068,506
1.375%, 11/15/2031		73	59,269
1.25%, 12/31/2026		919	843,533
1.875%, 02/15/2032		1,787	1,510,573
2.875%, 05/15/2032		2,242	2,037,690
2.75%, 08/15/2032		949	851,665
4.125%, 10/31/2027		603	598,080
4.125%, 11/15/2032		787	781,930
1.00%, 07/31/2028		2,116	1,844,626
3.125%, 08/31/2029		727	688,321
3.50%, 02/15/2033		1,420	1,346,210
3.625%, 03/31/2028		1,209	1,178,763
3.50%, 04/30/2028		794	770,773
3.375%, 05/15/2033		1,329	1,245,884
4.00%, 06/30/2028		694	686,428
3.875%, 08/15/2033		1,128	1,099,837
4.375%, 08/31/2028		1,306	1,311,620
4.625%, 09/30/2028		578	586,670

	Principal Amount (000)			U.S. $ Value

4.50%, 11/15/2033	$		1,206	$1,234,196
4.375%, 11/30/2028			237	238,810
3.75%, 12/31/2028			1,202	1,176,629
4.00%, 01/31/2029			561	555,565
4.00%, 02/15/2034			442	434,995
4.25%, 02/28/2029			319	319,999

Total Governments - Treasuries (cost $92,354,314)				83,640,619

AGENCIES – 0.4%
Agency Debentures – 0.4%
Federal Farm Credit Banks Funding Corp. 4.625%, 03/05/2026			219	218,717
Federal Home Loan Banks 4.625%, 11/17/2026			800	802,728

Total Agencies (cost $1,017,838)				1,021,445

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.3%
Options on Equity Indices – 0.3%
Euro STOXX 50 Index Expiration: Mar 2025; Contracts: 900; Exercise Price: EUR 4,250.00; Counterparty: UBS AG (a)		EUR	3,825,000	79,965
FTSE 100 Index Expiration: Mar 2025; Contracts: 210; Exercise Price: GBP 6,900.00; Counterparty: UBS AG (a)		GBP	1,449,000	27,216
Nikkei 225 Index Expiration: Mar 2025; Contracts: 13,000; Exercise Price: JPY 32,000.00; Counterparty: UBS AG (a)		JPY	416,000,000	61,097
S&P 500 Index Expiration: Feb 2025; Contracts: 7,700; Exercise Price: USD 4,400.00; Counterparty: UBS AG (a)		USD	33,880,000	536,592

Total Purchased Options - Puts (premiums paid $836,947)				704,870

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (b) (d) (e) (cost $0)			52	0

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $10,527,028)	10,527,028	$10,527,028

	Principal Amount (000)

U.S. Treasury Bills – 0.8%
United States – 0.8%
U.S. Treasury Bill Zero Coupon, 05/16/2024 (cost$2,101,297)	$ 2,115	2,101,319

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $181,490,545)		258,185,259

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $1,458,914)	1,458,914	1,458,914

Total Investments – 99.9% (cost $182,949,459)(i)		259,644,173	(j)
Other assets less liabilities – 0.1%		208,201

Net Assets – 100.0%		$259,852,374

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	15	June 2024	$1,139,500	$(1,444)
Euro STOXX 50 Index Futures	114	June 2024	6,204,790	153,673
Long Gilt Futures	6	June 2024	756,836	16,351
MSCI EAFE Futures	2	June 2024	235,710	2,326
Nikkei 225 (OSE) Futures	2	June 2024	533,624	18,633
OMXS 30 Index Futures	2	April 2024	47,169	762
S&P 500 E-Mini Futures	63	June 2024	16,721,775	229,123
TOPIX Index Futures	11	June 2024	2,012,815	63,312
U.S. T-Note 2 Yr (CBT) Futures	62	June 2024	12,678,031	(9,283)
U.S. T-Note 10 Yr (CBT) Futures	117	June 2024	12,963,234	43,715
U.S. Ultra Bond (CBT) Futures	34	June 2024	4,386,000	72,313

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
FTSE 100 Index Futures	20	June 2024	$2,016,411	$(14,092)
MSCI Singapore IX ETS Futures	1	April 2024	21,640	(67)
S&P/TSX 60 Index Futures	6	June 2024	1,188,350	(20,361)
SPI 200 Futures	16	June 2024	2,072,508	(60,174)
U.S. T-Note 5 Yr (CBT) Futures	24	June 2024	2,568,375	(3,968)

				$490,820

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	3,711	GBP	2,942	04/19/2024	$1,991
Bank of America, NA	USD	1,444	NOK	15,416	04/30/2024	(22,554)
Bank of America, NA	JPY	258,346	USD	1,716	05/16/2024	(1,868)
Bank of America, NA	EUR	906	USD	983	06/12/2024	3,552
Barclays Bank PLC	SEK	10,589	USD	1,015	04/30/2024	24,471
BNP Paribas SA	GBP	1,692	USD	2,151	04/19/2024	15,409
Citibank, NA	AUD	6,860	USD	4,509	04/18/2024	37,000
Citibank, NA	GBP	1,377	USD	1,747	04/19/2024	8,374
Citibank, NA	USD	740	NZD	1,216	05/23/2024	(13,609)
Citibank, NA	CAD	944	USD	696	06/13/2024	(2,344)
Citibank, NA	USD	4,612	CAD	6,204	06/13/2024	(26,426)
Deutsche Bank AG	AUD	4,247	USD	2,814	04/18/2024	45,344
Deutsche Bank AG	USD	2,455	AUD	3,749	04/18/2024	(10,965)
Deutsche Bank AG	USD	2,338	NZD	3,793	05/23/2024	(71,700)
Deutsche Bank AG	EUR	6,054	USD	6,639	06/12/2024	88,654
Deutsche Bank AG	USD	1,151	CAD	1,548	06/13/2024	(6,921)
HSBC Bank USA	USD	5,348	GBP	4,234	04/19/2024	(3,506)
JPMorgan Chase Bank, NA	USD	1,773	AUD	2,686	04/18/2024	(21,586)
JPMorgan Chase Bank, NA	NZD	2,763	USD	1,678	05/23/2024	27,244
JPMorgan Chase Bank, NA	USD	5,983	EUR	5,484	06/12/2024	(49,658)
Morgan Stanley Capital Services, Inc.	USD	939	GBP	734	04/19/2024	(12,940)
Morgan Stanley Capital Services, Inc.	JPY	421,442	USD	2,853	05/16/2024	50,573
Morgan Stanley Capital Services, Inc.	EUR	1,734	USD	1,904	06/12/2024	28,521
Morgan Stanley Capital Services, Inc.	USD	1,493	CAD	2,019	06/13/2024	(666)
State Street Bank & Trust Co.	AUD	545	USD	359	04/18/2024	3,514
State Street Bank & Trust Co.	USD	456	AUD	700	04/18/2024	187
State Street Bank & Trust Co.	USD	362	AUD	545	04/18/2024	(6,268)
State Street Bank & Trust Co.	GBP	374	USD	474	04/19/2024	1,757
State Street Bank & Trust Co.	NOK	3,842	USD	367	04/30/2024	13,213
State Street Bank & Trust Co.	SEK	1,185	USD	114	04/30/2024	2,784
State Street Bank & Trust Co.	USD	375	NOK	3,962	04/30/2024	(9,539)
State Street Bank & Trust Co.	USD	354	SEK	3,709	04/30/2024	(6,991)
State Street Bank & Trust Co.	USD	245	CHF	214	05/08/2024	(7,028)
UBS AG	CHF	3,596	USD	4,091	05/08/2024	87,631

						$165,650

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	349	06/21/2024	$1,387

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $90,683 or 0.0% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Affiliated investments.
(i)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,424,996 and gross unrealized depreciation of investments was $(14,072,425), resulting in net unrealized appreciation of $77,352,571.

(j)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BR – Bearer

CBT – Chicago Board of Trade

CDI – CHESS Depositary Interest

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$34,167,675	$3,900,576	$—		$38,068,251
Financials	16,422,337	8,015,201	—		24,437,538
Health Care	13,987,386	5,221,345	—		19,208,731
Industrials	11,038,257	6,877,599	—		17,915,856
Consumer Discretionary	12,009,481	5,203,881	—		17,213,362
Communication Services	10,334,069	1,594,936	—		11,929,005
Consumer Staples	6,911,861	3,600,288	—		10,512,149
Energy	5,435,416	1,702,530	—		7,137,946
Materials	3,240,570	3,011,312	—		6,251,882
Utilities	2,609,517	1,277,040	—		3,886,557
Real Estate	2,665,295	963,406	—		3,628,701
Governments - Treasuries	—	83,640,619	—		83,640,619
Agencies	—	1,021,445	—		1,021,445
Purchased Options - Puts	—	704,870	—		704,870
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	10,527,028	—	—		10,527,028
U.S. Treasury Bills	—	2,101,319	—		2,101,319
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	1,458,914	—	—		1,458,914

Total Investments in Securities	130,807,806	128,836,367	0	(a)	259,644,173
Other Financial Instruments(b):
Assets:
Futures	600,208	—	—		600,208
Forward Currency Exchange
Contracts	—	440,219	—		440,219
Total Return Swaps	—	1,387	—		1,387
Liabilities:
Futures	(109,388)	—	—		(109,388)
Forward Currency Exchange Contracts	—	(274,569)	—		(274,569)

Total	$131,298,626	$129,003,404	$0	(a)	$260,302,030

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,268	$18,938	$14,679	$10,527	$100
Government Money Market Portfolio*	1,616	3,052	3,209	1,459	17
Total	$7,884	$21,990	$17,888	$11,986	$117

*	Investments of cash collateral for securities lending transactions.